Goodwill and Other Intangible Assets (Carrying Amount of Other Intangible Assets by Major Class) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Intangible assets subject to amortization:
Gross carrying amount	¥ 3,904,412	¥ 3,855,102
Accumulated amortization	2,763,862	2,690,208
Net carrying amount	1,140,550	1,164,894
Intangible assets not subject to amortization:
Other	8,051	20,100
Total	1,148,601	1,184,994
Mortgage servicing rights
Intangible assets not subject to amortization:
Other	0	11,355
Software
Intangible assets subject to amortization:
Gross carrying amount	3,169,332	3,025,769
Accumulated amortization	2,380,861	2,249,340
Net carrying amount	788,471	776,429
Customer relationships
Intangible assets subject to amortization:
Gross carrying amount	528,969	555,796
Accumulated amortization	282,324	290,641
Net carrying amount	246,645	265,155
Core deposit intangibles
Intangible assets subject to amortization:
Gross carrying amount	114,059	164,979
Accumulated amortization	58,972	102,958
Net carrying amount	55,087	62,021
Trade names
Intangible assets subject to amortization:
Gross carrying amount	76,858	92,422
Accumulated amortization	36,846	41,629
Net carrying amount	40,012	50,793
Other
Intangible assets subject to amortization:
Gross carrying amount	15,194	16,136
Accumulated amortization	4,859	5,640
Net carrying amount	¥ 10,335	¥ 10,496